Portfolio of Investments

March 31, 2024 (unaudited)

Baillie Gifford Developed EAFE All Cap Fund

	Shares	Value
COMMON STOCKS — 96.5%

AUSTRALIA — 1.7%
BHP Group Ltd.	159,018	$4,597,838
Cochlear Ltd.	19,179	4,218,061
		8,815,899
BELGIUM — 1.7%
Anheuser-Busch InBev SA/NV	142,819	8,693,965

CHINA — 1.2%
Prosus NV *	193,929	6,070,055

DENMARK — 1.2%
DSV A/S	36,868	5,993,065

FRANCE — 7.3%
Air Liquide SA	41,682	8,671,886
Kering	12,759	5,053,629
LVMH Moet Hennessy Louis Vuitton SE	16,673	15,002,311
Remy Cointreau SA	57,482	5,804,228
SOITEC *	22,872	2,361,880
		36,893,934
GERMANY — 1.3%
Nemetschek SE	64,512	6,385,592

HONG KONG — 4.7%
AIA Group Ltd.	1,259,400	8,471,447
Hong Kong Exchanges & Clearing Ltd.	148,400	4,324,119
Techtronic Industries Co., Ltd.	796,500	10,822,735
		23,618,301
ITALY — 1.3%
Ryanair Holdings PLC ADR	47,200	6,871,848

JAPAN — 20.9%
Cosmos Pharmaceutical Corp.	54,400	5,158,616
Hoshizaki Corp.	95,100	3,469,888
Keyence Corp.	16,400	7,613,879
LY Corp.	1,551,800	3,930,650
Murata Manufacturing Co., Ltd.	355,400	6,646,838
Nippon Paint Holdings Co., Ltd.	742,700	5,345,347
Olympus Corp.	723,200	10,412,862
Recruit Holdings Co., Ltd.	161,300	7,082,168
Shimano, Inc.	56,000	8,330,760
Shiseido Co., Ltd.	288,300	7,911,081
SMC Corp.	25,400	14,329,670
Sysmex Corp.	333,900	5,958,411
Tokyo Electron Ltd.	45,500	11,850,437
Unicharm Corp.	227,200	7,233,198
		105,273,805
NETHERLANDS — 10.6%
Adyen NV *	5,887	9,943,949
ASML Holding NV	24,792	24,034,898
EXOR NV	105,723	11,765,531
IMCD NV	44,083	7,759,053
		53,503,431

See previously submitted notes to the financial statements for the year ended December 31, 2023.

Portfolio of Investments

March 31, 2024 (unaudited)

Baillie Gifford Developed EAFE All Cap Fund

	Shares	Value
NEW ZEALAND — 1.6%
Ryman Healthcare Ltd. *	543,087	$1,476,242
Xero Ltd. *	74,764	6,491,716
		7,967,958
PORTUGAL — 1.9%
Jeronimo Martins SGPS SA	476,768	9,459,216

SINGAPORE — 3.4%
United Overseas Bank Ltd.	792,089	17,220,044

SWEDEN — 9.4%
Atlas Copco AB, A Shares	1,210,029	20,435,642
Avanza Bank Holding AB *	481,030	10,369,567
Epiroc AB, B Shares	327,542	5,546,904
Investor AB, B Shares	444,800	11,161,957
		47,514,070
SWITZERLAND — 4.5%
Cie Financiere Richemont SA	75,027	11,422,141
Lonza Group AG	19,106	11,417,718
		22,839,859
UNITED KINGDOM — 16.6%
Ashtead Group PLC	111,177	7,919,051
Auto Trader Group PLC	1,614,731	14,259,551
Burberry Group PLC	245,966	3,762,383
Games Workshop Group PLC	75,138	9,521,477
Hargreaves Lansdown PLC	405,727	3,765,573
Intertek Group PLC	91,841	5,781,190
Rightmove PLC	1,337,844	9,272,956
Trainline PLC *	1,072,577	5,014,301
Unilever PLC	178,136	8,942,755
Weir Group PLC (The)	331,934	8,479,002
Wise PLC, Class A *	615,620	7,196,209
		83,914,448
UNITED STATES — 7.2%
Experian PLC	322,196	14,039,030
Mettler-Toledo International, Inc. *	8,034	10,695,584
Spotify Technology SA *	42,950	11,334,505
		36,069,119
Total Common Stocks
(cost $368,330,947)		487,104,609

PREFERRED STOCKS — 2.1%

GERMANY — 2.1%
Sartorius AG 0.39%	26,617	10,569,890

Total Preferred Stocks
(cost $3,304,556)		10,569,890

TOTAL INVESTMENTS — 98.6%
(cost $371,635,503)		$497,674,499
Other assets less liabilities — 1.4%		6,954,718
NET ASSETS — 100.0%		$504,629,217

See previously submitted notes to the financial statements for the year ended December 31, 2023.

Portfolio of Investments

March 31, 2024 (unaudited)

Baillie Gifford Developed EAFE All Cap Fund

*	Non-income producing security.

ADR	—	American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the year ended December 31, 2023.

Portfolio of Investments

March 31, 2024 (unaudited)

Baillie Gifford Developed EAFE All Cap Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments that the Fund has the ability to access.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$43,437,715	$443,666,894	$—	$487,104,609
Preferred Stocks**	—	10,569,890	—	10,569,890
Total	$43,437,715	$454,236,784	$—	$497,674,499

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the year ended December 31, 2023.